Note 13 - Stockholders' Equity - Unvested Performance-based Shares (Details) - Performance Shares [Member] - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unvested, shares (in shares)		872,622	620,802	599,858
Granted, shares (in shares)		840,205	542,770	336,096
Vested	[1]	(354,861)		(205,425)
Forfeited, shares (in shares)			(290,950)
Cancelled, shares (in shares)		(62,223)		(109,727)
Unvested, shares (in shares)		1,295,743	872,622	620,802
Unvested, weighted average fair value per share (in dollars per share)		$ 3.39	$ 3.63	$ 5.54
Granted (unvested), weighted average fair value per share (in dollars per share)		0.06	3.32	3.54
Forfeited, weighted average fair value per share (in dollars per share)			3.78
Distributed (vested), weighted average fair value per share (in dollars per share)	[1]	3.32		8.17
Canceled, weighted average fair value per share (in dollars per share)		1.22		5.3
Unvested, weighted average fair value per share (in dollars per share)		$ 1.34	$ 3.39	$ 3.63

[1]	Vested on December 31 and distributed in February of the following year